Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net earnings	$ 16,353	$ 15,546	$ 16,123
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion, net	2,890	3,126	6,031
Provision for (recovery of) credit losses	(285)	1,566	1,472
Deferred income taxes	1,031	(453)	(541)
Gain on sale of held for sale mortgage loans	(287)	(225)	(349)
(Gain) loss on sale of investment securities, net	(5)	(2,488)	0
Write-down of other real estate	31	0	0
(Gain) loss on sale and write downs of premises and equipment, net	(362)	(184)	85
Restricted stock units expense	212	187	249
Proceeds from sales of loans held for sale	19,149	16,415	23,008
Origination of loans held for sale	(19,543)	(16,665)	(19,233)
Change in:
Cash surrender value of life insurance	(470)	(431)	(403)
Right of use lease asset	(718)	(755)	(1,222)
Other assets	(80)	(310)	(3,506)
Lease liability	(696)	(723)	(1,673)
Other liabilities	1,018	1,688	131
Net cash provided by operating activities	20,558	22,780	22,616
Cash flows from investing activities:
Purchases of investment securities available for sale	(29,052)	(9,615)	(149,738)
Proceeds from sales, calls and maturities of investment securities available for sale	14,723	52,038	7,875
Proceeds from paydowns of investment securities available for sale	17,671	18,250	37,400
Proceeds from paydowns of other investment securities	201	150	1,162
Purchase of FHLB Stock FHLB stock	(10)	(323)	(105)
Net change in loans	(46,499)	(60,765)	(148,072)
Purchases of premises and equipment	(587)	(1,948)	(4,563)
Proceeds from sale of premises and equipment	0	1,460	0
Proceeds from bank owned life insurance	929	0	65
Net cash used by investing activities	(42,624)	(753)	(255,976)
Cash flows from financing activities:
Net change in deposits	(92,686)	(43,170)	(22,467)
Net change in securities sold under agreement to repurchase	(86,715)	39,027	10,594
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	162	43,426	162
Repayments of Fed Funds Purchased	(162)	(43,426)	(162)
Restricted stock units exercised	51	0	41
Excise tax on stock repurchased	(20)	0	0
Common stock repurchased	(1,998)	(1,997)	(710)
Cash dividends paid on common stock	(5,047)	(5,108)	(4,935)
Net cash (used) provided by financing activities	(1,043)	(11,248)	27,457
Net change in cash and cash equivalents	(23,109)	10,779	(205,903)
Cash and cash equivalents at beginning of period	82,375	71,596	277,499
Cash and cash equivalents at end of period	59,266	82,375	71,596
Cash paid during the year for:
Interest	28,079	16,487	3,284
Income taxes	4,538	4,448	4,659
Noncash investing and financing activities:
Change in unrealized gain (loss) on investment securities available for sale, net	208	8,232	(47,693)
Transfer of loans to other real estate	400	0	0
Restricted stock units issued	0	6	0
Excise tax on stock repurchased	0	(20)	0
Initial recognition of lease right of use asset and lease liability	0	370	1,726
Allowance for credit losses recorded upon adoption of ASU 326, net of tax	$ 0	$ (838)	$ 0